Domestic and Foreign Total Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic And Foreign Total Revenues [Line Items]
Total revenues	$ 2,037,667	$ 1,713,745	$ 1,652,806
Domestic
Domestic And Foreign Total Revenues [Line Items]
Total revenues	1,996,142	1,671,999	1,618,715
Foreign
Domestic And Foreign Total Revenues [Line Items]
Total revenues	$ 41,525	$ 41,746	$ 34,091